Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Notes Payable

Notes payables consisted of the following:

	September 30, 2023	December 31, 2022
Note payable. 35% - 100 % cumulative interest. Matures on June 29, 2028	$1,500,000	$-
Related party demand notes with a 10% financing fee. 10% annual interest from issuance. Notes are callable starting September 30, 2023	880,000	770,000
Convertible notes. 10% annual interest. Conversion price of $10.00-$12.00	410,000	100,000
Cash advance agreement	380,374	-
Less debt discount and financing costs	(372,800)	(107,356)
Total, net of discount	$2,797,574	$762,644

Notes payables consisted of the following:

	December 31, 2022	December 31, 2021
Related party demand notes with a 10% financing fee. 10% annual interest starting January 31, 2023. Notes are callable starting March 31, 2023	770,000	-
Demand notes. 10% annual interest.	100,000
Less debt discount	(107,356)	-
Total, net of discount	762,644	-